Property and Equipment Net (Tables)	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Office equipment and computers	$822	$751
Furniture & Fixtures	2,689	2,584
Laboratory equipment	3,366	3,140
Leasehold improvements	7,934	7,549
	14,811	14,024
Less: accumulated depreciation	(5,464)	(5,017)
	$9,347	$9,007